Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net Sales	$ 516,251	$ 547,542
Coil [Member]
Net Sales	43,477	61,901
Coil [Member] | Prime Coil [Member]
Net Sales	467,510	482,890
Coil [Member] | Customer Owned [Member]
Net Sales	5,264	2,751
Tubular [Member] | Manufactured Pipe [Member]
Net Sales	$ 43,477	$ 61,901